Basis of Preparation and Significant Accounting Policies (Details) - Schedule of amortisation write off rates per annum	12 Months Ended
Dec. 31, 2020
Software [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of amortisation write off rates per annum [Line Items]
Rate per annum	33% straight-line
Intellectual Property [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of amortisation write off rates per annum [Line Items]
Rate per annum	Indefinite useful life
Product development costs [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of amortisation write off rates per annum [Line Items]
Rate per annum	Indefinite useful life